Asset retirement obligation (Details)	12 Months Ended
	Dec. 31, 2021 USD ($)	Dec. 31, 2021 CAD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CAD ($)	Dec. 31, 2019 CAD ($)
Asset retirement obligation
Asset Retirement Obligation, Beginning	$ 22,741	$ 22,741	$ 21,481	$ 21,481	$ 26,779
Accretion Expense		2,069		2,069	2,068
Change In Aro Estimates		(2,473)		0	0
Costs Incurred		$ 0		(809)	(7,366)
Asset Retirement Obligation, Ending	$ 22,337		$ 22,741	$ 22,741	$ 21,481